Goodwill and Other Intangible Assets, net - Schedule of Annual Amortization Expense (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Intangible Asset, Finite-Lived, after Accumulated Amortization, Estimated Amortization Expense, Fiscal Year Maturity [Abstract]
2026		$ 47,869
2027		25,280
2028		25,044
2029		24,250
2030		22,834
Thereafter		191,994
Other intangible assets, net	$ 300,265	$ 337,271	$ 395,947